Description of Organization and Business Operations - Additional Information (Detail)						1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
		Mar. 07, 2021 USD ($) shares	Dec. 21, 2020 USD ($)	Nov. 17, 2020 USD ($) $ / shares shares	Sep. 14, 2020 USD ($)	Nov. 17, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($) segment $ / shares	Dec. 31, 2019 $ / shares
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of operating segment | segment								1	1
DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units | shares				30,000,000
Initial Public Offering, price per unit | $ / shares				$ 10.00		$ 10.00
Initial Public Offering, gross proceeds				$ 300,000,000.0			$ 300,000,000
Initial Public Offering, offering costs				17,000,000.0
Initial Public Offering, deferred underwriting commissions				$ 10,500,000		$ 10,500,000
Initial Public Offering, private placement gross proceeds							$ 8,000,000
Percentage of aggregate Public Shares restricted from redeem							20.00%
Cash							$ 1,569,739	$ 170	$ 1,569,739
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution | $ / shares							$ 10.00	$ 10.00
Business Combination required completion period after Initial Public Offering							24 months	24 months
Contribution from the sponsor							$ 25,000
Stock Issued During Period, Value, New Issues	[1]						25,000
Repayments of Notes Payable			$ 90,000
Subscription Agreements [Member]
Organization Business And Basis Of Presentation [Line Items]
Common stock, shares subscribed but unissued | shares								35.0
Common stock, value, subscriptions								$ 350,000,000.0
Liquidity and Capital Resources [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Cash							1,600,000	200	$ 1,600,000
Net Working Capital							888,000	3,300,000
Interest income held in Trust account							$ 31,000	$ 84,000
Common Class A [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit | $ / shares				$ 11.50		$ 11.50
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, price per public share | $ / shares							$ 10.00	$ 10.00	$ 10.00
Common Class A [Member] | Ion Trap Acquisition Inc [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units | shares		35,000,000
Stock Issued During Period, Value, New Issues		$ 350,000,000
Maximum [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Business Combination, maximum amount of interest to pay dissolution expenses							$ 100,000	$ 100,000
Percentage of aggregate Public Shares restricted from redeem								20.00%
Public Shares redeemable amount limit of net tangible assets							5,000,001	$ 5,000,001	$ 5,000,001
Trust Account [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit | $ / shares				$ 10.00		$ 10.00
Initial Public Offering, gross proceeds						$ 300,000,000.0
Underwriters Over Allotment [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units | shares				2,500,000
Private Placement [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units | shares				4,000,000
Initial Public Offering, price per unit | $ / shares				$ 2.00		$ 2.00
Initial Public Offering, private placement gross proceeds				$ 8,000,000.0
Sponsor [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Contribution from the sponsor								25,000
Proceeds from notes payable to related party current							121,000	125,000
Repayments of Notes Payable			$ 90,000
Due to Related Parties							31,000	$ 156,000	$ 31,000
Sponsor [Member] | Maximum [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from notes payable to related party current					$ 200,000		$ 200,000

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)